Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 106.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 76.9%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 3.71%, 02/15/35 (a),(b),(d)	$2,715,000	$2,181,094
Ashford Hospitality Trust, Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 4.85%, 05/15/35 (a),(b),(c)	5,897,000	4,367,934
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 4.88%, 12/26/46 (a),(b),(d)	22,162,790	21,745,310
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.80%, 09/15/35 (a),(b),(c),(d)	917,000	771,735
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.58%, 09/11/38 (a),(b),(d)	549,575	285,779
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	3,867,980
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 4.88%, 09/10/45 (a),(b),(c),(d)	4,258,000	3,643,801
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.59%, 03/10/47 (a),(b),(d)	100,000	77,191
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E, 2.75%, 12/15/72 (a),(b),(d)	639,000	320,822
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.70%, 08/20/29 (b),(e)	£231,000	275,199
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.25%, 08/20/29 (b),(e)	761,000	903,895
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.30%, 08/20/29 (b),(e)	779,000	927,065
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (a),(c)	$1,409,000	1,162,239
COMM Mortgage Trust, Series 2014-CR14, Class D, 4.63%, 02/10/47 (a),(b),(d)	635,000	536,272
COMM Mortgage Trust,
Series 2019-GC44, Class 180C, 3.40%, 08/15/57 (a),(b),(d)	216,000	160,510
Series 2019-GC44, Class 180D, 3.40%, 08/15/57 (a),(b),(d)	147,000	103,283
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 3.90%, 02/10/49 (b),(c)	688,000	549,463
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(c)	13,754,000	8,373,113
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	3,045,109
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	4,125,511
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	3,640,229
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.73%, 06/10/44 (a),(b),(d)	1,126,887	1,129,440
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	6,950,887	4,037,630
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 3.95%, 06/10/46 (a),(b),(c)	9,423,992	7,364,309
Series 2013-CR8, Class F, 3.95%, 06/10/46 (a),(b),(d)	3,009,000	2,222,682
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.29%, 08/10/46 (a),(b),(c)	2,218,000	1,891,636
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 5.31%, 08/15/31 (a),(b),(d)	16,128,000	15,002,806
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.16%, 08/15/31 (a),(b),(d)	10,456,562	9,193,218
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,054,680
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 3.95%, 12/10/47 (a),(b),(c)	658,000	493,879
Series 2014-UBS6, Class E, 4.45%, 12/10/47 (a),(b),(c)	9,693,000	6,097,277
Commercial Mortgage Trust, Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	4,797,000	3,089,979
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.30%, 05/10/48 (b),(c)	958,000	746,255
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c),(d)	7,180,000	4,927,349
Series 2015-CR23, Class F, 4.30%, 05/10/48 (a),(b),(d)	1,170,000	665,615
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	2,215,000	1,503,335
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.79%, 08/10/48 (b),(c),(d)	6,172,000	4,499,068
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.47%, 10/10/48 (a),(b),(c)	6,540,000	5,043,780
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.36%, 07/10/48 (b),(c)	1,259,000	959,666
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	5,840,749
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.77%, 08/10/49 (a),(b),(c),(d)	4,463,000	3,083,476
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.38%, 10/10/49 (a),(b),(c)	8,294,000	5,881,561
Commercial Mortgage Trust, Series 2016-DC2, Class D, 3.89%, 02/10/49 (a),(b),(c)	877,000	641,156
Corevest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	795,977

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Corevest American Finance Trust,
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(d)	$377,000	$313,928
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(d)	202,000	165,076
CoreVest American Finance Trust,
Series 2019-2, Class D, 4.22%, 06/15/52 (a),(d)	195,000	160,873
Series 2019-2, Class E, 5.22%, 06/15/52 (a),(b),(d)	234,000	186,445
Corevest American Finance Trust,
Series 2019-3, Class D, 3.76%, 10/15/52 (a),(d)	106,000	83,910
Series 2019-3, Class E, 4.74%, 10/15/52 (a),(b),(d)	140,000	111,169
Corevest American Finance Trust, Series 2020-1, Class E, 4.83%, 03/15/50 (a),(b),(d)	100,000	84,231
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.48%, 06/15/39 (b),(d)	37,297	19,552
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,778,560	4,629,832
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	4,295,847	1,943,771
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	5,842,000	3,888,394
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	2,719,364
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.24%, 10/15/32 (a),(b),(c)	11,771,500	10,200,935
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b),(c)	1,165,000	723,094
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class D, 2.50%, 09/15/52 (a),(d)	410,000	231,973
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 3.77%, 11/19/35 (a),(b),(d)	598,000	434,150
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 4.24%, 11/19/35 (a),(b),(c)	829,000	617,463
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 2.30%, 2.30%, 10/26/28 (b),(c),(e),(i)	€1,538,083	1,632,959
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(e),(i)	6,906,446	7,261,565
FREMF Mortgage Trust, Series 2019-KF59, Class C, 1 mo. USD LIBOR + 6.00%, 7.52%, 02/25/29 (a),(b),(d)	$69,781,950	62,968,936
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.64%, 11/10/45 (b),(d)	1,668,418	1,626,399
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	118,401	110,432
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.33%, 03/21/46 (a),(b),(d)	606,823	549,254
GS Mortgage Securities Corp. II, Series 2013-GC10, Class E, 4.40%, 02/10/46 (a),(b),(d)	1,305,000	1,049,791
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (c)	5,107,000	3,700,836
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.59%, 10/10/32 (a),(b),(c)	3,591,000	3,226,145
GS Mortgage Securities Corp. II, Series 2018-GS10, Class E, 3.00%, 07/10/51 (a),(b),(d)	501,000	299,837
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	285,562
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.74%, 11/10/45 (a),(b),(c)	10,250,422	7,836,471
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 4.97%, 04/10/47 (b),(c),(d)	1,779,000	1,686,351
Series 2014-GC20, Class D, 4.97%, 04/10/47 (a),(b),(c),(d)	3,875,000	2,977,779
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.53%, 09/10/47 (b),(c)	843,000	738,099
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a),(c)	3,325,000	2,305,837
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	2,385,246
Hilton Orlando Trust, Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 4.35%, 12/15/34 (a),(b),(c)	8,321,000	6,221,725
Hilton USA Trust, Series 2016-HHV, Class F, 4.19%, 11/05/38 (a),(b),(c)	14,598,000	9,465,794
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 4.34%, 07/17/34 (a),(b),(d)	882,000	750,498
IMT Trust, Series 2017-APTS, Class FFX, 3.50%, 06/15/34 (a),(b),(d),(i)	192,000	164,759
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 3.20%, 05/15/34 (a),(b),(c)	1,086,000	894,852
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	23,134,406	26,445,234
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 3.73%, 11/15/31 (a),(b),(c)	207,127	199,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.79%, 08/15/49 (a),(b),(c)	3,859,000	2,538,764
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.46%, 08/15/49 (a),(b),(c)	1,413,000	1,010,167
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.44%, 12/15/49 (a),(b),(c)	4,056,000	2,825,386

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 3.70%, 02/15/35 (a),(b),(c)	$3,326,000	$2,478,045
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.68%, 05/15/48 (b),(c)	2,838,000	2,047,406
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.77%, 07/15/48 (b),(c),(d)	9,651,000	7,299,569
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.12%, 08/15/48 (b),(c)	602,000	444,147
Series 2015-C31, Class E, 4.62%, 08/15/48 (a),(b),(c)	4,934,000	3,407,991
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.16%, 11/15/48 (b),(c)	2,250,000	1,684,854
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class F, 4.62%, 12/15/48 (a),(b),(d)	4,285,000	2,808,346
Series 2015-C33, Class G, 4.62%, 12/15/48 (a),(b),(d)	7,618,000	3,983,070
Series 2015-C33, Class NR, 4.62%, 12/15/48 (a),(b),(d)	11,426,606	3,868,639
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class E, 4.74%, 03/15/49 (a),(b),(d)	3,138,000	2,214,766
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.24%, 08/15/36 (a),(b),(d)	298,212	294,297
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.62%, 03/15/39 (b),(d)	2,627,888	2,548,763
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	5,439,095	3,061,180
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c),(d)	3,379,000	2,976,655
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/18/20 (b),(c),(e),(i)	€8,061,379	8,679,501
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/18/20 (b),(e),(i)	8,707,345	9,231,686
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.61%, 06/12/50 (b),(d)	$875,690	590,241
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	1,861,977	1,123,985
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	2,113,610	1,285,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.91%, 04/15/47 (a),(b),(c)	4,000,000	3,190,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class D, 3.07%, 02/15/48 (a),(d)	128,000	93,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.24%, 04/15/48 (a),(b),(c),(d)	5,586,000	4,245,646
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class D, 3.00%, 11/15/49 (a),(b),(c)	856,000	566,788
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(c)	688,000	430,537
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.53%, 09/15/42 (a),(b),(d)	2,394,901	2,375,980
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,524,371	3,102,301
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.19%, 08/12/41 (a),(b),(d)	1,328,000	1,274,308
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,457,801
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 4.41%, 06/15/35 (a),(b),(d)	311,000	273,455
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 5.41%, 06/15/35 (a),(b),(d)	750,000	658,809
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.75%, 02/15/33 (a),(b),(d)	108,000	91,777
Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 3.45%, 02/15/33 (a),(b),(c)	2,619,000	2,138,759
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 3.45%, 07/15/36 (a),(b),(d)	122,000	103,852
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 4.20%, 07/15/36 (a),(b),(d)	110,000	85,668
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 3.39%, 04/15/32 (a),(b),(c)	491,000	391,587
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(d)	347,000	290,692
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(d)	100,000	81,093
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (a),(d)	487,000	415,326
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (a),(b),(d)	1,687,000	1,426,347
Series 2019-6, Class D, 4.93%, 10/25/52 (a),(b),(d)	226,000	172,254
Series RR Trust, 0.00%, 04/26/48 (a),(d)	1,199,000	932,217
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (a),(b),(c),(d)	1,866,000	1,452,171

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.70%, 01/15/35 (a),(b),(d)	$1,692,000	$1,532,782
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(c),(i)	€1,473,158	1,529,684
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(c),(i)	1,473,158	1,532,047
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 4.19%, 11/11/34 (a),(b),(c)	$8,971,639	7,440,358
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(c)	2,492,000	1,509,407
Velocity Commercial Capital Loan Trust,
Series 2019-2, Class M5, 4.93%, 07/25/49 (a),(b),(d)	220,250	137,181
Series 2019-2, Class M6, 6.30%, 07/25/49 (a),(b),(d)	424,323	217,199
VNDO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (a),(b),(c)	4,939,000	4,165,498
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.96%, 12/15/47 (a),(b),(d)	299,000	227,579
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class D, 3.59%, 02/15/48 (a),(c)	1,453,000	1,092,033
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.22%, 06/15/48 (b),(c),(d)	4,204,000	3,208,865
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(c)	1,106,000	658,495
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(c),(d)	6,075,000	4,249,037
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	4,061,356
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (a),(b),(c)	902,000	692,455
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (a),(b),(c)	1,045,000	787,379
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (a),(b),(d)	943,000	639,523
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.69%, 12/15/46 (a),(b),(c)	2,106,000	1,708,367
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a),(d)	362,000	284,883
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class C, 3.76%, 09/15/57 (b),(d)	1,561,000	1,315,010
Series 2014-C22, Class D, 3.90%, 09/15/57 (a),(b),(c)	3,759,000	2,755,155

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $498,367,605)		451,926,062

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.1%
Angel Oak Mortgage Trust, Series 2019-5 SEQ, Class B1, 3.96%, 10/25/49 (a),(b),(d)	100,000	79,357
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 03/25/49 (a),(b),(d)	113,000	87,671
Deephave Residential Mortgage Trust, Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(d)	2,947,000	2,357,655
Deephaven Residential Mortgage Trust,
Series 2019-3A, Class B1, 4.26%, 07/25/59 (a),(b),(d)	301,000	244,171
Series 2019-3A, Class B2, 5.66%, 07/25/59 (a),(b),(d)	422,000	309,522
Ellington Financial Mortgage Trust, Series 2019-2, Class B1, 4.07%, 11/25/59 (a),(b),(d)	165,000	126,392
European Residential Loan Securitisation,
Series 2019-PL1, Class D, 1 mo. EURIBOR + 1.50%, 1.05%, 03/24/63 (b),(e)	€1,856,000	1,816,872
Series 2019-PL1, Class E, 1 mo. EURIBOR + 1.50%, 2.05%, 03/24/63 (b),(e)	1,856,000	1,866,062
Series 2019-PL1, Class F, 1 mo. EURIBOR + 3.50%, 3.05%, 03/24/63 (b),(e)	2,474,000	2,576,350
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 1 mo. USD LIBOR + 4.60%, 5.55%, 12/25/42 (b),(d)	$1,696,000	1,000,178
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M2B, 3.81%, 05/25/48 (a),(b),(d)	3,823,000	2,669,327
Federal Home Loan Mortgage Corp., Series 2019-HRP1, Class B1, 1 mo. USD LIBOR + 4.05%, 5.00%, 02/25/49 (a),(b),(d)	4,474,000	2,180,813
GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59 (a),(b),(d)	100,000	77,872
Homeward Opportunities Fund, Series 2019-HOF, Class B1, 4.80%, 01/25/59 (a),(b),(d)	2,256,000	1,835,093
JEPSON,
Series 2019-1, Class D, 1.05%, 11/24/57 (e),(b)	€2,340,000	2,376,826
Series 2019-1, Class E, 1.05%, 11/24/57 (e),(b)	1,515,000	1,488,030
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,369,742
LHOME Mortgage Trust, Series 2019-RTL2, Class M, 6.05%, 03/25/24 (a),(d)	500,000	449,233
LHOME Mortgage Trust, Series 2019-RTL2 SEQ, Class A2, 4.34%, 03/25/24 (a),(b),(d)	674,000	592,081
Mulcair Securities DAC,
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.11%, 04/24/71 (b),(e)	€1,509,000	1,515,203
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.11%, 04/24/71 (b),(e)	802,000	816,043
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(d)	$2,886,779	2,691,978
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	3,763,447	3,468,971
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (a),(b),(d)	647,000	558,367

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount	Value
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class M, 4.75%, 11/25/57 (d)	$5,459,000	$4,550,763
Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 07/25/58 (a),(b),(d)	6,152,000	5,116,071
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 08/25/58 (a),(b),(d)	1,438,000	1,205,215
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class M, 4.50%, 02/25/59 (a),(b),(d)	3,057,000	2,584,548
SG Residential Mortgage Trust, Series 2019-3 SEQ, Class B1, 4.08%, 09/25/59 (a),(b),(d)	100,000	89,614
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b),(d)	1,972,000	1,735,210
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.18%, 04/29/49 (a),(b),(d)	2,598,000	2,136,870
STACR Trust, Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 4.70%, 04/25/43 (a),(b),(d)	1,895,000	1,161,770
STACR Trust, Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 5.15%, 02/25/47 (a),(b),(d)	3,307,000	1,664,725
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class B1, 5.67%, 10/25/48 (a),(b),(d)	6,509,000	5,455,499
Starwood Mortgage Residential Trust, Series 2019-1, Class B1, 4.77%, 06/25/49 (a),(b),(d)	3,172,000	2,541,076
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. GBP LIBOR + 1.60%, 2.29%, 01/24/59 (b),(e)	£2,113,299	2,440,721
Series 2018-1, Class D, 2.69%, 01/24/59 (b)	2,651,295	3,038,711
Series 2018-1, Class E, 3 mo. GBP LIBOR + 2.65%, 3.34%, 01/24/59 (b),(e)	2,082,710	2,388,785
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(d)	$1,980,000	1,670,410
Verus Securitization Trust, Series 2019-4, Class B1, 3.86%, 11/25/59 (a),(b),(d)	100,000	80,075
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(d)	275,000	219,436
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 07/25/59 (a),(b),(d)	288,000	230,370

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $86,627,659)		70,863,678

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
California Housing Finance, Rev., Series 2019 X, 0.03%, 01/15/35 (b),(d),(f)	7,268,000	177,982
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (a),(b),(d),(f)	32,092,000	1,531,093
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class XD, 1.20%, 12/15/72 (a),(b),(d),(f)	4,905,000	451,568
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class XD, 0.62%, 11/10/52 (a),(b),(d),(f)	4,867,000	234,929
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.69%, 07/10/46 (a),(b),(d),(f)	359,456	260
CoreVest American Finance Trust, Series 2019-2, Class XA, 2.38%, 06/15/52 (a),(b),(d),(f)	4,461,457	454,934
Corevest American Finance Trust, Series 2019-3, Class XA, 2.04%, 10/15/52 (a),(b),(d),(f)	15,672,491	1,431,869
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.77%, 08/15/48 (b),(d),(f)	25,798,573	667,734
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.12%, 10/15/32 (a),(b),(d),(f)	92,814,500	267,649
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class XD, 1.45%, 12/15/52 (a),(b),(d),(f),(i)	3,645,000	386,856
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (a),(b),(d),(f)	45,296,000	521,167
Federal Home Loan Mortgage Corp., Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(f)	11,279,000	2,928,906
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.55%, 10/25/43 (b),(d),(f)	831,000	48,606
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.08%, 01/25/45 (b),(c),(f)	47,462,053	5,567,498
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.23%, 05/25/28 (b),(c),(f)	18,666,809	2,732,257
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.29%, 10/25/28 (b),(c),(f)	26,880,916	4,167,996
Federal Home Loan Mortgage Corp., Series K086, Class X3, 2.30%, 12/25/28 (b),(d),(f)	6,271,000	983,381
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.30%, 01/25/46 (b),(d),(f)	6,715,000	1,078,511
Federal Home Loan Mortgage Corp., Series K095, Class X3, 2.10%, 01/25/30 (b),(d),(f)	4,356,000	664,692
Federal Home Loan Mortgage Corp., Series K102, Class X3, 1.96%, 12/25/46 (b),(d),(f)	18,056,000	2,507,229
Federal Home Loan Mortgage Corp., Series K105, Class X3, 2.04%, 06/25/30 (b),(d),(f)	13,835,000	2,012,222
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.02%, 08/25/33 (b),(c),(f)	433,383,758	2,725,724
Series K157, Class X3, 3.23%, 09/25/33 (b),(c),(f)	9,502,000	2,846,307
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.12%, 05/25/29 (b),(d),(f)	1,961,000	441,470
Federal Home Loan Mortgage Corp., Series KLU1, Class X3, 3.97%, 01/25/31 (b),(c),(d),(f)	14,983,278	2,883,739
Federal Home Loan Mortgage Corp.,
Series KLU2, Class X1, 1.16%, 08/25/29 (b),(c),(f)	45,716,000	3,588,871
Series KLU2, Class X3, 4.10%, 08/25/29 (b),(d),(f)	6,790,000	1,620,761
Federal Home Loan Mortgage Corp., Series KS11, Class XFX, 1.60%, 06/25/29 (b),(d),(f)	9,694,000	1,084,394
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.06%, 03/25/29 (b),(c),(f)	9,077,000	1,630,874
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.19%, 10/25/31 (b),(d),(f)	6,658,000	1,467,526
Federal Home Loan Mortgage Corp., Series KW09, Class X3, 3.01%, 06/25/29 (b),(d),(f)	2,231,000	487,051
Federal Home Loan Mortgage Corp., Series KW10, Class X3, 2.72%, 10/25/32 (b),(d),(f)	2,765,000	554,166

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.46%, 10/10/32 (a),(b),(d),(f)		$35,804,000	$390,894
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.06%, 04/10/47 (b),(d),(f)		5,137,762	145,528
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.00%, 01/15/25 (a),(b),(d),(f)		92,471,000	1,221
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (a),(b),(d),(f)		19,594,000	128,946
GS Mortgage Securities Trust, Series 2015-GS40, 1.16%, 07/10/52 (a),(b),(d),(f)		1,000,000	88,487
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.43%, 11/13/52 (a),(b),(d),(f)		4,171,000	432,771
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/06/30 (a),(b),(d),(f)		30,082,000	392,663
Real Estate Asset Liquidity Trust, Series 2019-1A, Class X, 1.48%, 06/12/54 (b),(f)	C$	83,411,837	4,060,712

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $51,582,788)			53,789,444

COLLATERALIZED DEBT OBLIGATIONS — 0.6%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + ..45%, 2.60%, 05/21/42 (a),(b),(d)		$6,426,019	3,322,702
Series 2007-2A, Class E, 3 mo. USD LIBOR + ..50%, 2.65%, 05/21/42 (a),(b),(d),(j)		5,846,936	9,530
Series 2007-2A, Class F, 3 mo. USD LIBOR + ..60%, 2.75%, 05/21/42 (a),(b),(d),(j)		7,981,931	13,011

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,355,506)			3,345,243

BANK LOAN — 4.9%
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 2 mo. USD LIBOR + 4.00%, 5.62%, 03/29/24 (b)		25,215,948	19,857,559
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 2.66%, 02/06/22 (b),(i)		9,829,000	8,354,650
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 0.00%, 08/29/25		222,000	192,585
Switch, Ltd., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 3.24%, 06/27/24 (b)		300,668	271,980

TOTAL BANK LOAN (COST $35,180,937)			28,676,774

HIGH YIELD BONDS & NOTES — 2.9%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)		10,618,000	7,615,760
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)		10,764,000	9,707,014

TOTAL HIGH YIELD BONDS & NOTES (COST $21,579,899)			17,322,774

CORPORATE BONDS & NOTES — 0.1%
ESH Hospitality, Inc., 4.63%, 10/01/27 (a),(d)		164,000	122,228
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28 (a),(d)		212,000	160,060
CPUK Finance Ltd., 4.25%, 02/28/47 (a)		£267,000	265,218

TOTAL CORPORATE BONDS & NOTES (COST $707,206)			547,506

CONVERTIBLE BONDS — 0.2%
FINANCIALS — 0.2%
RWT Holdings, Inc., 5.75%, 10/01/25 (a),(d)		$2,012,000	1,319,105

TOTAL CONVERTIBLE BONDS (COST $2,012,000)			1,319,105

TOTAL LONG-TERM INVESTMENTS (COST $700,546,320)			627,790,586

SHORT-TERM INVESTMENT — 0.0%
MONEY MARKET FUND — 0.0%
JP Morgan U.S. Treasury Plus Money Market Fund, Institutional Class, 0.32% (g)		46,690	46,690

TOTAL SHORT-TERM INVESTMENTS (COST $46,690)			46,690

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

	Principal Amount		Value
TOTAL INVESTMENTS IN SECURITIES — 106.9% (COST $700,460,290)			$627,837,276

SECURITIES SOLD SHORT — (0.8)%
FOREIGN GOVERNMENT OBLIGATIONS — (0.8)%
Canadian Government Bond, 1.00%, 09/01/22	C$	6,332,000	(4,506,537)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,696,250)			(4,506,537)

Other Assets and Liabilities (h) — (6.1)%			(36,027,949)

Net Assets — 100.0%			$587,302,790

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration. At March 31, 2020, the total value of Rule 144A securities was $683,488,922, representing 88.46% of the Fund’s net assets. Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities are typically sold in Rule 144A offerings.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2020.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Rate disclosed, the 7 day net yield, is as of March 31, 2020.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.
(i)	Security is a mortgage-backed securities (“MBS”) collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.

Reverse Repurchase Agreements Outstanding at March 31, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets	1.55%	03/10/20	06/15/20	$1,204,000	$1,205,138
Citigroup Global Markets	2.29%	02/27/20	05/29/20	4,720,000	4,730,198
Citigroup Global Markets	2.29%	02/27/20	05/29/20	3,528,000	3,535,622
Citigroup Global Markets	2.29%	02/27/20	05/29/20	2,175,000	2,179,699
Citigroup Global Markets	2.29%	03/23/20	05/29/20	994,000	994,568
Citigroup Global Markets	2.29%	03/23/20	05/29/20	1,952,000	1,953,116
Citigroup Global Markets	2.29%	03/23/20	05/29/20	2,011,000	2,012,150
Citigroup Global Markets	2.29%	03/23/20	05/29/20	1,714,000	1,714,980
Citigroup Global Markets	2.29%	02/27/20	05/29/20	1,498,000	1,501,236
Deutsche Bank AG	2.75%	03/05/20	04/10/20	368,000	368,758
Deutsche Bank AG	2.75%	01/13/20	04/10/20	661,000	664,986
Deutsche Bank AG	2.75%	01/13/20	04/10/20	575,000	578,467
Deutsche Bank AG	2.75%	01/13/20	04/10/20	1,511,000	1,520,111
Deutsche Bank AG	2.75%	01/13/20	04/10/20	1,218,000	1,225,345
Deutsche Bank AG	2.75%	01/13/20	04/10/20	961,000	966,795
Deutsche Bank AG	2.75%	01/13/20	04/10/20	869,000	874,240
Deutsche Bank AG	2.75%	01/13/20	04/10/20	410,000	412,472
Deutsche Bank AG	2.75%	01/13/20	04/10/20	424,000	426,557
Deutsche Bank AG	2.75%	01/13/20	04/10/20	184,000	185,110
Deutsche Bank AG	2.75%	01/13/20	04/10/20	382,000	384,303
Deutsche Bank AG	2.75%	01/13/20	04/10/20	1,014,000	1,020,114
Deutsche Bank AG	2.75%	01/13/20	04/10/20	4,243,000	4,268,586
Deutsche Bank AG	2.75%	01/13/20	04/10/20	658,000	661,968

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	2.75%	01/13/20	04/10/20	$606,000	$609,654
Deutsche Bank AG	2.75%	01/13/20	04/10/20	489,000	491,949
Deutsche Bank AG	2.85%	01/13/20	04/10/20	1,547,000	1,556,668
Deutsche Bank AG	2.85%	01/13/20	04/10/20	1,244,000	1,251,774
Deutsche Bank AG	2.85%	01/13/20	04/10/20	703,000	707,393
Deutsche Bank AG	2.85%	01/13/20	04/10/20	894,000	899,587
Deutsche Bank AG	2.85%	01/13/20	04/10/20	4,481,000	4,509,004
Deutsche Bank AG	2.85%	01/13/20	04/10/20	2,949,000	2,967,430
Deutsche Bank AG	2.85%	01/13/20	04/10/20	2,459,000	2,474,368
Deutsche Bank AG	2.85%	01/13/20	04/10/20	1,230,000	1,237,687
Deutsche Bank AG	2.85%	01/13/20	04/10/20	690,000	694,312
Deutsche Bank AG	2.85%	01/13/20	04/10/20	534,000	537,337
Deutsche Bank AG	2.85%	01/13/20	04/10/20	4,074,000	4,099,461
Deutsche Bank AG	2.85%	01/13/20	04/10/20	1,913,000	1,924,955
Deutsche Bank AG	2.85%	01/13/20	04/10/20	2,873,000	2,890,955
Deutsche Bank AG	2.85%	01/13/20	04/10/20	1,244,000	1,251,774
Deutsche Bank AG	2.85%	01/13/20	04/10/20	653,000	657,081
Deutsche Bank AG	2.85%	01/13/20	04/10/20	719,000	723,493
Morgan Stanley Bank, N.A.	2.71%	02/06/20	05/06/20	2,597,000	2,607,742
Morgan Stanley Bank, N.A.	2.71%	02/06/20	05/06/20	3,673,000	3,688,193
Morgan Stanley Bank, N.A.	2.76%	02/06/20	05/06/20	1,462,000	1,468,159
Morgan Stanley Bank, N.A.	2.81%	02/06/20	05/06/20	2,142,000	2,151,187
Morgan Stanley Bank, N.A.	2.81%	02/06/20	05/06/20	6,930,000	6,959,723
Morgan Stanley Bank, N.A.	2.89%	01/08/20	04/08/20	8,065,000	8,119,459
Morgan Stanley Bank, N.A.	2.89%	01/08/20	04/08/20	2,848,000	2,867,231
Morgan Stanley Bank, N.A.	2.94%	01/08/20	04/08/20	9,364,000	9,428,304
RBC (Barbados) Trading Bank Corporation	1.95%	03/04/20	06/04/20	1,377,000	1,379,092
RBC (Barbados) Trading Bank Corporation	2.45%	02/04/20	05/04/20	1,800,000	1,806,986
RBC (Barbados) Trading Bank Corporation	2.53%	01/31/20	04/30/20	5,207,000	5,229,297
RBC (Barbados) Trading Bank Corporation	2.53%	01/15/20	04/15/20	6,130,000	6,163,188
RBC (Barbados) Trading Bank Corporation	2.70%	02/14/20	05/14/20	3,215,000	3,226,349
RBC (Barbados) Trading Bank Corporation	2.70%	02/14/20	05/14/20	2,411,000	2,419,511
RBC (Barbados) Trading Bank Corporation	2.75%	03/04/20	05/14/20	2,511,000	2,516,378
RBC (Barbados) Trading Bank Corporation	2.75%	02/14/20	05/14/20	3,782,000	3,795,597
RBC (Barbados) Trading Bank Corporation	2.75%	02/14/20	05/14/20	6,758,000	6,782,296
RBC (Barbados) Trading Bank Corporation	2.78%	01/31/20	04/30/20	3,036,000	3,050,286
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	6,551,000	6,582,382
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	1,418,000	1,424,793
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	947,000	951,537
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	962,000	966,608
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	965,000	969,623
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	929,000	933,450
RBC (Barbados) Trading Bank Corporation	2.83%	01/31/20	04/30/20	1,822,000	1,830,728
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	2,206,000	2,219,359
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	1,718,000	1,728,404
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	2,983,000	3,001,064
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	1,627,000	1,636,853
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	2,931,000	2,948,749
RBC (Barbados) Trading Bank Corporation	2.83%	01/15/20	04/15/20	3,932,000	3,955,811
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	2,473,000	2,488,240
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	2,855,000	2,872,594
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	500,000	503,081
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	5,284,000	5,316,564
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	3,749,000	3,772,104
RBC (Barbados) Trading Bank Corporation	2.88%	01/15/20	04/15/20	5,531,000	5,565,086
RBC (Barbados) Trading Bank Corporation	2.93%	01/15/20	04/15/20	2,432,000	2,447,248
Royal Bank of Canada (London)	0.71%	12/05/19	06/05/20	1,391,151	1,394,409

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada (London)	0.81%	02/07/20	05/07/20	$7,130,521	$7,139,207
Royal Bank of Canada (London)	0.87%	11/04/19	11/04/20	1,207,085	1,211,480
Royal Bank of Canada (London)	0.96%	12/05/19	06/05/20	6,101,552	6,120,876
Royal Bank of Canada (London)	1.02%	11/04/19	11/04/20	1,152,217	1,157,132
Royal Bank of Canada (NY)	2.74%	02/18/20	05/18/20	6,680,000	6,701,876
Societe Generale Americas	1.64%	03/16/20	06/16/20	4,925,000	4,928,591
Societe Generale Americas	1.64%	03/16/20	06/16/20	3,101,000	3,103,261
Societe Generale Americas	1.64%	03/16/20	06/16/20	2,557,000	2,558,864
Societe Generale Americas	2.55%	02/20/20	05/20/20	540,000	541,566
Societe Generale Americas	2.60%	02/14/20	05/14/20	2,519,000	2,527,563
Societe Generale Americas	2.64%	02/07/20	05/07/20	3,939,000	3,954,608
Societe Generale Americas	2.64%	02/07/20	05/07/20	6,612,000	6,638,200
Societe Generale Americas	2.78%	01/09/20	04/09/20	5,011,000	5,043,095

Total Reverse Repurchase Agreements Outstanding				$240,565,526	$241,663,385

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	806,119	EUR	720,000	Citibank, N.A.	05/05/20	$14,954
USD	1,837,403	EUR	1,631,000	Citibank, N.A.	03/06/20	42,933
USD	8,485,442	GBP	7,359,000	Citibank, N.A.	07/24/20	(655,152)
USD	2,520,449	EUR	2,251,000	Citibank, N.A.	04/14/20	49,353
USD	11,455,826	EUR	10,280,000	Citibank, N.A.	04/24/20	165,387
USD	2,300,169	GBP	1,776,000	Citibank, N.A.	05/22/20	95,688
USD	339,400	GBP	262,000	Citibank, N.A.	08/28/20	13,917
USD	4,349,731	EUR	3,783,000	Citibank, N.A.	06/23/20	185,447
USD	6,467,344	EUR	5,991,000	Citibank, N.A.	06/25/20	(127,917)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(215,390)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2020

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	J.P. Morgan Securities LLC	2,234,000 USD	$621,536	$462,386	$159,150
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	7,779,000 USD	2,164,247	1,681,222	483,025
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	450,000 USD	125,197	13,337	111,860
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	29,000 USD	9,234	2,607	6,627
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	298,000 USD	94,888	28,626	66,262
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	593,000 USD	141,737	15,418	126,319
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,039,000 USD	248,338	29,101	219,237
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	2,083,000 USD	497,872	57,454	440,418
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	8,000 USD	2,035	33	2,002

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	298,000 USD	$75,816	$1,454	$74,362
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	395,000 USD	100,495	1,431	99,064
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	60,000 USD	15,265	278	14,987
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000 USD	303,519	145,131	158,388
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	378,000 USD	96,170	26,626	69,544
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000 USD	618,232	172,005	446,227
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	485,000 USD	123,392	23,210	100,182
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,043,000 USD	265,357	47,432	217,925
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	801,000 USD	203,788	45,965	157,823
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	2,087,000 USD	530,968	84,150	446,818
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	956,000 USD	243,222	40,345	202,877
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	251,000 USD	63,859	5,991	57,868
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	800,000 USD	203,533	40,650	162,883
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	11,000 USD	2,799	159	2,640
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	21,000 USD	5,343	195	5,148

Total OTC Credit Default Swaps on Index (Buy Protection)						$6,756,842	$2,925,206	$3,831,636

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2020

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	$(53,618)	$(6,396)	$(47,222)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(107,236)	(12,549)	(94,687)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(107,237)	(12,549)	(94,688)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(53,618)	(6,153)	(47,465)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(53,618)	(7,003)	(46,615)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	6,362,951 USD	$(510,636)	$(1,010,163)	$499,527
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	453,427 USD	(36,388)	(56,681)	20,293
CMBX.NA.AA.4	AA	1.65%	1M	2/18/2051	Goldman Sachs International	109,613 USD	(28,563)	(37,596)	9,033
CMBX.NA.AA.4	AA	1.65%	1M	2/21/2051	Goldman Sachs International	2,246,153 USD	(585,301)	(872,234)	286,933
CMBX.NA.BBB-.10	BBB-	(3.00%)	1M	10/17/2059	Citigroup Global Markets, Inc.	283,000 USD	(78,735)	(938)	(77,797)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,619,000 USD	(450,433)	(97,047)	(353,386)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	604,000 USD	(168,043)	(24,764)	(143,279)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	1,909,000 USD	(531,116)	(1,836)	(529,280)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	744,000 USD	(206,993)	(1,159)	(205,834)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	2,023,000 USD	(562,832)	(88,672)	(474,160)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	952,000 USD	(264,862)	(637)	(264,225)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	345,000 USD	(82,460)	(8,994)	(73,466)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,158,000 USD	(322,175)	(71,404)	(250,771)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,226,000 USD	(341,094)	(93,026)	(248,068)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	269,000 USD	(74,840)	(21,966)	(52,874)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,077,000 USD	(299,639)	(72,776)	(226,863)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	96,000 USD	(26,709)	(5,127)	(21,582)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	162,000 USD	(45,071)	(8,861)	(36,210)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	327,000 USD	(104,122)	(21,838)	(82,284)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	183,000 USD	(43,740)	(19,247)	(24,493)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	142,000 USD	(33,940)	(5,807)	(28,133)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(85,568)	(16,302)	(69,266)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(85,568)	(15,869)	(69,699)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	359,000 USD	(85,807)	(9,060)	(76,747)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	220,000 USD	(52,584)	(33,053)	(19,531)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(311,678)	(203,631)	(108,047)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(229,456)	(144,973)	(84,483)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	$(370,954)	$(184,932)	$(186,022)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	426,000 USD	(101,821)	(33,890)	(67,931)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	852,000 USD	(203,642)	(67,580)	(136,062)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	338,000 USD	(80,788)	(32,433)	(48,355)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(44,218)	(16,486)	(27,732)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(106,601)	(38,704)	(67,897)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	(192,647)	(65,086)	(127,561)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	31,000 USD	(7,409)	(2,676)	(4,733)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(190,257)	(81,271)	(108,986)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	857,000 USD	(204,837)	(56,273)	(148,564)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	507,000 USD	(121,181)	(40,803)	(80,378)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	264,000 USD	(63,100)	(22,460)	(40,640)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	168,000 USD	(40,155)	(14,618)	(25,537)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(71,705)	(26,334)	(45,371)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(71,705)	(26,876)	(44,829)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000 USD	(224,915)	(87,161)	(137,754)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000 USD	(449,590)	(166,813)	(282,777)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	528,000 USD	(126,201)	(37,832)	(88,369)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	178,000 USD	(42,545)	(13,385)	(29,160)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	96,000 USD	(22,946)	(6,578)	(16,368)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000 USD	(540,656)	(168,344)	(372,312)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000 USD	(445,766)	(122,773)	(322,993)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	104,000 USD	(24,858)	(6,492)	(18,366)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	479,000 USD	(114,489)	(28,154)	(86,335)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	220,000 USD	(52,584)	(9,783)	(42,801)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	242,000 USD	$(57,842)	$(7,071)	$(50,771)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	J.P. Morgan Securities LLC	26,000 USD	(6,615)	(168)	(6,447)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	J.P. Morgan Securities LLC	329,000 USD	(83,703)	(1,692)	(82,011)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	811,000 USD	(206,332)	(25,346)	(180,986)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	358,000 USD	(91,081)	(2,017)	(89,064)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	928,000 USD	(236,099)	(91,900)	(144,199)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	228,000 USD	(58,007)	(18,041)	(39,966)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000 USD	(409,865)	(112,733)	(297,132)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	773,000 USD	(196,664)	(58,248)	(138,416)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	569,000 USD	(144,763)	(44,592)	(100,171)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	285,000 USD	(72,509)	(22,490)	(50,019)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	223,000 USD	(56,735)	(16,809)	(39,926)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(198,954)	(59,569)	(139,385)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(198,954)	(60,205)	(138,749)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	240,000 USD	(61,060)	(19,561)	(41,499)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,359,000 USD	(345,752)	(96,003)	(249,749)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	377,000 USD	(95,915)	(20,445)	(75,470)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,207,000 USD	(307,081)	(86,439)	(220,642)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000 USD	(48,594)	(11,694)	(36,900)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	225,000 USD	(57,244)	(8,758)	(48,486)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000 USD	(48,594)	(11,596)	(36,998)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	218,000 USD	(55,463)	(5,636)	(49,827)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(12,977,076)	$(5,127,061)	$(7,850,015)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$399,709	$440,355	$(40,646)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	1,169,964	1,016,878	153,086
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(742,102)	93,288	(835,390)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	1,394,116	665,418	728,698
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	1,394,116	613,564	780,552
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	2,170,345	1,181,783	988,562
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(361,382)	(378,017)	16,635

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$5,424,766	$3,633,269	$1,791,497

OTC Total Return Swaps Outstanding at March 31, 2020

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	01/29/2025	3M	Citibank, N.A.	E + 1.10(a)	1,265,000 EUR	$(503,158)	$—	$(503,158)
Apollo Commercial Real Estate	05/15/2026	3M	Societe Generale	L + 2.75(b)	2,098,145 USD	(469,460)	—	(469,460)
Bulldog Purchaser Inc	09/05/2025	3M	Societe Generale	L + 3.75(b)	14,683,310 USD	(2,447,216)	—	(2,447,216)
Casablanca US Holdings, Inc.	03/01/2024	3M	Citibank, N.A.	L + 1.10(b)	345,484 USD	(65,642)	—	(65,642)
Casablanca US Holdings, Inc.	03/01/2024	3M	Citibank, N.A.	L + 1.10(b)	68,775,000 USD	(13,926,938)	—	(13,926,938)
Casablanca US Holdings, Inc.	03/01/2024	3M	Citibank, N.A.	L + 1.10(b)	704,043 USD	(108,247)	—	(108,247)
Compass III	05/07/2025	6M	Citibank, N.A.	E + 1.10(c)	1,438,000 EUR	(483,349)	—	(483,349)
Diamond Resorts International Inc.	05/24/2023	3M	Societe Generale	L + 1.10(b)	13,093,406 USD	(3,509,033)	—	(3,509,033)
Marriott SG	08/31/2025	3M	Societe Generale	L + 1.10(b)	115,710 USD	(10,414)	—	(10,414)
Marriott SG	08/31/2025	3M	Societe Generale	L + 1.10(b)	105,735 USD	(10,045)	—	(10,045)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	1,130,993 GBP	(213,862)	—	(213,862)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	4,930,556 GBP	(932,331)	—	(932,331)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	3,503,820 GBP	(782,021)	—	(782,021)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	876,447 GBP	(146,711)	—	(146,711)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	2,027,688 GBP	$(421,134)	$—	$(421,134)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	1,492,564 GBP	(303,053)	—	(303,053)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	1,537,880 GBP	(274,116)	—	(274,116)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	46,281 GBP	(6,312)	—	(6,312)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	364,463 GBP	(55,360)	—	(55,360)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	121,488 GBP	(18,077)	—	(18,077)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	329,752 GBP	(55,832)	—	(55,832)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	619,973 GBP	(104,740)	—	(104,740)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	87,000 GBP	(15,539)	—	(15,539)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	564,050 GBP	(64,694)	—	(64,694)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	136,000 GBP	(26,138)	—	(26,138)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(d)	39,740 GBP	(8,993)	—	(8,993)

Total OTC Total Return Swaps						$(24,962,415)	$—	$(24,962,415)

(a)	E = 3 month EURIBOR
(b)	L = 3 month LIBOR
(c)	E = 6 month EURIBOR
(d)	L = 1 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2020

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.66%	3M	06/17/2025	Citibank, N.A.	25,000,000 USD	$(1,651,192)	$—	$(1,651,192)
Receives	Three-Month Libor	1.84%	3M	01/22/2025	Citibank, N.A.	10,000,000 USD	(645,552)	—	(645,552)
Receives	Three-Month Libor	2.35%	3M	11/8/2024	Citibank, N.A.	3,000,000 USD	(277,261)	—	(277,261)
Receives	Three-Month Libor	2.37%	3M	11/1/2024	Citibank, N.A.	4,000,000 USD	(372,090)	—	(372,090)
Receives	Three-Month Libor	2.37%	3M	11/24/2028	Citibank, N.A.	2,500,000 USD	(385,768)	—	(385,768)
Receives	Three-Month Libor	2.42%	3M	10/24/2024	Citibank, N.A.	2,000,000 USD	(190,726)	—	(190,726)
Receives	Three-Month Libor	2.43%	3M	10/11/2026	Citibank, N.A.	2,000,000 USD	(254,992)	—	(254,992)
Receives	Three-Month Libor	2.58%	3M	08/5/2025	Citibank, N.A.	7,000,000 USD	(778,224)	—	(778,224)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000 USD	(862,657)	—	(862,657)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000 USD	(866,272)	—	(866,272)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

March 31, 2020 (Unaudited)

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	$(175,301)	$—	$(175,301)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(1,064,243)	—	(1,064,243)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(7,793,565)	—	(7,793,565)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000 USD	(13,340,169)	—	(13,340,169)
Receives	Three-Month Libor	3.16%	3M	03/25/2028	Citibank, N.A.	10,000,000 USD	(2,010,605)	—	(2,010,605)
Receives	Three-Month Libor	3.26%	3M	05/23/2048	Citibank, N.A.	3,000,000 USD	(1,881,558)	—	(1,881,558)
Receives	Three-Month Libor	3.29%	3M	04/22/2028	Citibank, N.A.	10,000,000 USD	(2,228,097)	—	(2,228,097)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(34,778,272)	$—	$(34,778,272)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Period Ended March 31, 2020 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended March 31, 2020 (Unaudited)

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Managers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

3. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at March 31, 2020:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$451,926,062	$—	$451,926,062
Residential Mortgage-Backed Securities	—	70,863,678	—	70,863,678
Interest Only Commercial Mortgage-Backed Securities	—	53,789,444	—	53,789,444
Collateralized Debt Obligations	—	3,345,243	—	3,345,243
Bank Loan	—	28,676,774	—	28,676,774
High Yield Bonds & Notes	—	17,322,774	—	17,322,774
Corporate Bonds & Notes	—	547,506	—	547,506
Convertible Bonds	—	1,319,105	—	1,319,105
Money Market Fund	46,690	—	—	46,690
Total Investments in Securities	$46,690	$627,790,586	$—	$627,837,276
Forward Foreign Currency Exchange Contracts (a)	—	567,679	—	567,679
Credit Default Swap Contracts	—	13,285,092	—	13,285,092
Total Assets	$46,690	$641,643,357	$—	$641,690,047

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$4,506,537	$—	$4,506,537
Total Securities Sold Short	—	4,506,537	—	4,506,537
Reverse Repurchase Agreements	—	241,663,385	—	241,663,385
Forward Foreign Currency Exchange Contracts (a)	—	783,069	—	783,069
Credit Default Swap Contracts	—	14,080,560	—	14,080,560
Total Return Swap Contracts (a)	—	24,962,415	—	24,962,415
Interest Rate Swap Contracts	—	34,778,272	—	34,778,272
Total Liabilities	$—	$320,774,238	$—	$320,774,238

(a)	Represents unrealized appreciation (depreciation).

There were no Level 3 investments at the beginning or end of the period.